Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets [line Items]
Intangible assets, gross	$ 15,293,646	$ 15,060,197
Less: accumulated amortization	(1,219,833)	(93,833)
Intangible assets, net	$ 14,073,813	$ 14,966,364
Developed technology [Member]
Schedule of Intangible Assets [line Items]
Intangible assets, useful life	1 year	1 year
Intangible assets, gross	$ 2,230,000	$ 2,230,000
Trade name [Member]
Schedule of Intangible Assets [line Items]
Intangible assets, useful life	1 year	1 year
Intangible assets, gross	$ 22,000	$ 22,000
Software and platform [Member]
Schedule of Intangible Assets [line Items]
Intangible assets, useful life	3 years
Intangible assets, gross	$ 233,449
Intangible assets, net	1,032,167
Goodwill [Member]
Schedule of Intangible Assets [line Items]
Intangible assets, gross	$ 12,808,197	$ 12,808,197